UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

 FORM N-Q

 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

 Investment Company Act file number 811-05549
                                                                    -------------

REYNOLDS FUNDS, INC.
-----------------------------------
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
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(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
3565 South Las Vegas Blvd. #403
Las Vegas, NV 89109
----------------------------
 (Name and address of agent for service)

1-415-265-7167
--------------------

Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                                          ----------------------

Date of reporting period: December 31, 2014
                                             -------------------------

Item 1. Schedule of Investments.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 98.9%(a)
COMMON STOCKS - 98.2%(a)
	Aerospace & Defense - 1.8%
2,300	The Boeing Company	$298,954
4,100	General Dynamics Corporation	564,242
2,000	Honeywell International, Inc.	199,840
400	Huntington Ingalls Industries, Inc.	44,984
1,500	L-3 Communications Holdings, Inc.	189,315
1,200	Lockheed Martin Corporation	231,084
1,600	Northrop Grumman Corporation	235,824
400	Raytheon Company	43,268
2,300	Rockwell Collins, Inc.	194,304
2,000	Spirit AeroSystems Holdings, Inc., Class A*	86,080
7,000	TASER International, Inc.*	185,360
1,000	Teledyne Technologies, Inc.*	102,740
4,400	Textron, Inc.	185,284
800	United Technologies Corporation	92,000
		2,653,279
	Air Freight & Logistics - 1.4%
900	C.H. Robinson Worldwide, Inc.	67,401
7,600	FedEx Corporation	1,319,816
5,700	United Parcel Service, Inc., Class B	633,669
		2,020,886
	Airlines - 4.2%
12,400	Alaska Air Group, Inc.	741,024
5,000	Allegiant Travel Company	751,650
12,400	American Airlines Group, Inc.	665,012
2,600	China Eastern Airlines Corporation, Ltd. - ADR*	63,024
4,800	China Southern Airlines Company, Ltd. - SP-ADR	114,720
15,200	Delta Air Lines, Inc.	747,688
25,301	Hawaiian Holdings, Inc.*	659,091
14,900	JetBlue Airways Corporation*	236,314
2,200	Ryanair Holdings plc - SP-ADR*	156,794
26,700	Southwest Airlines Company	1,129,944
7,500	Spirit Airlines, Inc.*	566,850
4,100	United Continental Holdings, Inc.*	274,249
700	Virgin America, Inc.*	30,275
		6,136,635
	Auto Components - 0.1%
5,600	The Goodyear Tire & Rubber Company	159,992

	Automobiles - 0.5%
3,650	Tesla Motors, Inc.*	811,797

	Banks - 1.7%
19,500	Bank of America Corporation	348,855
3,700	Citigroup, Inc.	200,207
3,700	East West Bancorp, Inc.	143,227
1,800	Fifth Third Bancorp	36,675
1,800	Huntington Bancshares, Inc.	18,936
5,200	JPMorgan Chase & Company	325,416
7,200	KeyCorp	100,080
3,100	PNC Financial Services Group, Inc.	282,813
2,100	Regions Financial Corporation	22,176
2,200	SunTrust Banks, Inc.	92,180
400	SVB Financial Group*	46,428
800	Synovus Financial Corporation	21,672
700	Texas Capital Bancshares, Inc.*	38,031
5,500	U.S. Bancorp	247,225
8,000	Wells Fargo & Company	438,560
2,700	WesBanco, Inc.	93,960
1,200	Zions Bancorporation	34,212
		2,490,653
	Beverages - 1.1%
1,200	Coca-Cola Bottling Company Consolidated	105,636
7,900	The Coca-Cola Company	333,538
700	Coca-Cola Enterprises, Inc.	30,954
400	Constellation Brands, Inc., Class A*	39,268
7,200	Dr. Pepper Snapple Group, Inc.	516,096
2,000	Monster Beverage Corporation*	216,700
3,300	PepsiCo, Inc.	312,048
		1,554,240
	Biotechnology - 6.6%
900	ACADIA Pharmaceuticals, Inc.*	28,575
4,400	Achillion Pharmaceuticals, Inc.*	53,900
4,700	Alexion Pharmaceuticals, Inc.*	869,641
7,700	Alkermes plc*	450,912
4,300	Amgen, Inc.	684,947
600	BioCryst Pharmaceuticals, Inc.*	7,296
3,200	Biogen Idec, Inc.*	1,086,240
2,500	BioMarin Pharmaceutical, Inc.*	226,000
13,900	Celgene Corporation*	1,554,854
1,400	Celldex Therapeutics, Inc.*	25,550
600	Clovis Oncology, Inc.*	33,600
1,500	Cubist Pharmaceuticals, Inc.*	150,975
3,000	Exact Sciences Corporation*	82,320
14,300	Gilead Sciences, Inc.*	1,347,918
3,000	Incyte Corporation*	219,330
700	Intercept Pharmaceuticals, Inc.*	109,200
800	Intrexon Corporation*	22,024
7,300	Isis Pharmaceuticals, Inc.*	450,702
2,000	Medivation, Inc.*	199,220
800	NewLink Genetics Corporation*	31,800
2,800	Pharmacyclics, Inc.*	342,328
200	Puma Biotechnology, Inc.*	37,854
800	Receptos, Inc.*	98,008
1,600	Regeneron Pharmaceuticals, Inc.*	656,400
2,200	Repligen Corporation*	43,560
1,600	Sarepta Therapeutics, Inc.*	23,152
1,200	Seattle Genetics, Inc.*	38,556
2,500	United Therapeutics Corporation*	323,725
3,800	Vertex Pharmaceuticals, Inc.*	451,440
		9,650,027
	Building Products - 0.3%
700	A.O. Smith Corporation	39,487
1,700	Lennox International, Inc.	161,619
6,600	Masco Corporation	166,320
1,000	Owens Corning	35,810
		403,236
	Capital Markets - 3.1%
600	Affiliated Managers Group, Inc.*	127,344
1,700	Ameriprise Financial, Inc.	224,825
3,800	The Bank of New York Mellon Corporation	154,166
300	BlackRock, Inc.	107,268
16,800	The Charles Schwab Corporation	507,192
8,300	E*TRADE Financial Corporation*	201,317
1,400	Franklin Resources, Inc.	77,518
4,800	The Goldman Sachs Group, Inc.	930,384
5,400	Janus Capital Group, Inc.	87,102
1,400	KKR & Company L.P.	32,494
4,400	Legg Mason, Inc.	234,828
9,400	Morgan Stanley	364,720
4,900	Piper Jaffray Companies, Inc.*	284,641
3,100	Raymond James Financial, Inc.	177,599
1,600	SEI Investments Company	64,064
1,000	State Street Corporation	78,500
2,500	T. Rowe Price Group, Inc.	214,650
9,200	TD Ameritrade Holding Corporation	329,176
1,800	Virtus Investment Partners, Inc.	306,882
		4,504,670
	Chemicals - 1.9%
400	Agrium, Inc.	37,888
600	Air Products & Chemicals, Inc.	86,538
400	Airgas, Inc.	46,072
1,300	E.I. du Pont de Nemours & Company	96,122
1,500	Ecolab, Inc.	156,780
500	FMC Corporation	28,515
700	International Flavors & Fragrances, Inc.	70,952
1,200	Monsanto Company	143,364
1,500	The Mosaic Company	68,475
1,300	PPG Industries, Inc.	300,495
4,600	RPM International, Inc.	233,266
3,000	The Scotts Miracle-Gro Company, Class A	186,960
3,800	The Sherwin-Williams Company	999,552
400	Sigma-Aldrich Corporation	54,908
3,800	The Valspar Corporation	328,624
		2,838,511
	Commercial Services & Supplies - 0.8%
8,400	Cintas Corporation	658,896
2,500	KAR Auction Services, Inc.	86,625
1,800	Rollins, Inc.	59,580
2,200	Stericycle, Inc.*	288,376
1,200	Waste Connections, Inc.	52,788
1,400	Waste Management, Inc.	71,848
		1,218,113
	Communications Equipment - 1.6%
16,600	Brocade Communications Systems, Inc.	196,544
1,500	Ciena Corporation*	29,115
14,800	Cisco Systems, Inc.	411,662
3,800	F5 Networks, Inc.*	495,767
1,200	Infinera Corporation*	17,664
3,000	InterDigital, Inc.	158,700
1,000	NETGEAR, Inc.*	35,580
1,900	Palo Alto Networks, Inc.*	232,883
1,400	Plantronics, Inc.	74,228
4,700	QUALCOMM, Inc.	349,351
3,900	Riverbed Technology, Inc.*	79,599
5,500	Sierra Wireless, Inc.*	260,645
700	ViaSat, Inc.*	44,121
		2,385,859
	Construction & Engineering - 0.0%
1,000	Fluor Corporation	60,630

	Construction Materials - 0.0%
700	Martin Marietta Materials, Inc.	77,224

	Consumer Finance - 0.6%
4,400	American Express Company	409,376
1,000	Capital One Financial Corporation	82,550
100	Credit Acceptance Corporation*	13,641
5,000	Discover Financial Services	327,450
		833,017
	Containers & Packaging - 0.1%
700	Crown Holdings, Inc.*	35,630
1,200	Rock-Tenn Company, Class A	73,176
1,800	Sealed Air Corporation	76,374
		185,180
	Distributors - 0.3%
4,600	Genuine Parts Company	490,222

	Diversified Consumer Services - 0.0%
700	Sotheby’s	30,226

	Electric Utilities - 0.1%
1,500	Portland General Electric Company	56,745
800	The Southern Company	39,288
		96,033
	Electrical Equipment - 0.2%
600	Sensata Technologies Holding N.V.*	31,446
5,700	SolarCity Corporation*	304,836
		336,282
	Electronic Equipment, Instruments & Components - 0.6%
6,300	Amphenol Corporation, Class A	339,003
700	Avnet, Inc.	30,114
2,800	CDW Corporation of Delaware	98,476
6,100	Corning, Inc.	139,873
500	Itron, Inc.*	21,145
600	Rogers Corporation*	48,864
1,500	Sanmina Corporation*	35,295
1,500	Zebra Technologies Corporation, Class A*	116,115
		828,885
	Energy Equipment & Services - 0.1%
100	Baker Hughes, Inc.	5,607
1,700	Nabors Industries, Ltd.	22,066
500	National-Oilwell Varco, Inc.	32,765
500	Schlumberger, Ltd.	42,705
		103,143
	Financial Services - Diversified - 1.3%
8,800	Berkshire Hathaway, Inc., Class B*	1,321,320
2,600	CME Group, Inc.	230,490
600	IntercontinentalExchange Group, Inc.	131,574
3,900	The NASDAQ OMX Group, Inc.	187,044
		1,870,428
	Food & Staples Retailing - 2.6%
600	The Andersons, Inc.	31,884
900	Casey’s General Stores, Inc.	81,288
10,100	Costco Wholesale Corporation	1,431,675
11,500	CVS Health Corporation	1,107,565
1,000	The Fresh Market, Inc.*	41,200
2,300	The Kroger Company	147,683
5,200	Rite Aid Corporation*	39,104
1,800	SUPERVALU, Inc.*	17,460
1,700	Sysco Corporation	67,473
1,400	United Natural Foods, Inc.*	108,255
2,200	Walgreens Boots Alliance, Inc.	167,640
4,200	Wal-Mart Stores, Inc.	360,696
4,600	Whole Foods Market, Inc.	231,932
		3,833,855
	Food Products - 1.3%
600	Archer-Daniels-Midland Company	31,200
400	Bunge, Ltd.	36,364
2,800	Dean Foods Company	54,264
1,198	Diamond Foods, Inc.*	33,820
700	General Mills, Inc.	37,331
5,200	The Hain Celestial Group, Inc.*	303,108
600	J&J Snack Foods Corporation	65,262
400	The J.M. Smucker Company	40,392
3,600	John B. Sanfilippo & Son, Inc.	163,800
1,200	Kellogg Company	78,528
2,200	Keurig Green Mountain, Inc.	291,269
3,000	Kraft Foods Group, Inc.	187,980
1,600	McCormick & Company, Inc., Non Voting Shares	118,880
1,900	Mead Johnson Nutrition Company	191,026
800	Mondelez International, Inc., Class A	29,060
1,400	TreeHouse Foods, Inc.*	119,742
3,400	WhiteWave Foods Company*	118,966
		1,900,992
	Gas Utilities - 0.1%
700	Chesapeake Utilities Corporation	34,762
1,200	Questar Corporation	30,336
1,300	UGI Corporation	49,374
		114,472
	Health Care Equipment & Supplies - 2.8%
7,900	Abbott Laboratories	355,658
1,800	Becton, Dickinson and Company	250,488
900	C.R. Bard, Inc.	149,958
1,700	Covidien plc	173,876
600	DENTSPLY International, Inc.	31,962
4,500	Edwards Lifesciences Corporation*	573,210
900	Hologic, Inc.*	24,066
2,500	IDEXX Laboratories, Inc.*	370,675
400	Intuitive Surgical, Inc.*	211,576
6,300	Medtronic, Inc.	454,860
800	NuVasive, Inc.*	37,728
1,100	ResMed, Inc.	61,666
900	Sirona Dental Systems, Inc.*	78,633
6,100	The Spectranetics Corporation*	210,938
1,600	STERIS Corporation	103,760
5,200	Stryker Corporation	490,516
1,800	Varian Medical Systems, Inc.*	155,718
2,800	Zimmer Holdings, Inc.	317,576
		4,052,864
	Health Care Providers & Services - 3.8%
800	Acadia Healthcare Company, Inc.*	48,968
3,800	Aetna, Inc.	337,554
600	Air Methods Corporation*	26,418
2,700	AmerisourceBergen Corporation	243,432
4,200	Anthem, Inc.	527,814
1,000	Brookdale Senior Living, Inc.*	36,670
4,800	Cardinal Health, Inc.	387,504
1,600	Centene Corporation*	166,160
2,000	Cigna Corporation	205,820
800	Community Health Systems, Inc.*	43,136
1,000	DaVita HealthCare Partners, Inc.*	75,740
3,900	Express Scripts Holding Company*	330,213
900	Fresenius Medical Care AG & Company KGaA - ADR	33,426
500	HCA Holdings, Inc.*	36,695
2,800	Henry Schein, Inc.*	381,220
4,900	Humana, Inc.	703,787
1,200	Laboratory Corporation of America Holdings*	129,480
500	LifePoint Hospitals, Inc.*	35,955
1,400	McKesson Corporation	290,612
800	Molina Healthcare, Inc.*	42,824
400	MWI Veterinary Supply, Inc.*	67,964
3,200	Omnicare, Inc.	233,376
3,200	Patterson Companies, Inc.	153,920
2,300	Quest Diagnostics Inc.	154,238
700	Tenet Healthcare Corporation*	35,469
3,400	UnitedHealth Group, Inc.	343,706
2,900	Universal Health Services, Inc., Class B	322,654
3,800	VCA, Inc.*	185,326
1,100	WellCare Health Plans, Inc.*	90,266
		5,670,347
	Health Care Technology - 0.8%
3,500	athenahealth, Inc.*	509,950
9,300	Cerner Corporation*	601,338
		1,111,288
	Hotels, Restaurants & Leisure - 6.7%
4,400	BJ’s Restaurants Inc.*	220,924
700	Bob Evans Farms, Inc.	35,826
3,700	Brinker International, Inc.	217,153
1,300	Buffalo Wild Wings, Inc.*	234,494
3,200	Carnival Corporation	145,056
3,400	The Cheesecake Factory, Inc.	171,054
1,100	Chipotle Mexican Grill, Inc.*	752,961
600	Choice Hotels International, Inc.	33,612
2,100	Cracker Barrel Old Country Store, Inc.	295,596
3,800	Darden Restaurants, Inc.	222,794
9,300	Denny’s Corporation*	95,883
2,200	Diamond Resorts International, Inc.*	61,380
3,700	DineEquity, Inc.	383,468
12,900	Domino’s Pizza, Inc.	1,214,793
4,050	Dunkin’ Brands Group, Inc.	172,732
2,200	Hilton Worldwide Holdings, Inc.*	57,398
500	Homeinns Hotel Group - ADR*	15,010
2,900	Hyatt Hotels Corporation, Class A*	174,609
600	InterContinental Hotels Group plc - ADR	24,030
5,000	Jack in the Box, Inc.	399,800
2,100	Jamba, Inc.*	31,689
1,800	LIFE TIME FITNESS, Inc.*	101,916
7,600	Marriott International, Inc., Class A	593,028
5,700	Marriott Vacations Worldwide Corporation	424,878
2,300	McDonald’s Corporation	215,510
1,400	MGM Resorts International*	29,932
1,400	Noodles & Company*	36,890
3,600	Norwegian Cruise Line Holdings, Ltd.*	168,336
2,100	Panera Bread Company, Class A*	367,080
3,500	Papa John’s International, Inc.	195,300
700	Popeyes Louisiana Kitchen, Inc.*	39,389
800	Red Robin Gourmet Burgers, Inc.*	61,580
19	Restaurant Brands International L.P.*	717
2,300	Royal Caribbean Cruises, Ltd.	189,589
1,200	Ruth’s Hospitality Group, Inc.	18,000
16,700	Starbucks Corporation	1,370,235
2,600	Starwood Hotels & Resorts Worldwide, Inc.	210,782
3,300	Texas Roadhouse, Inc.	111,408
4,300	Wyndham Worldwide Corporation	368,768
600	Wynn Resorts, Ltd.	89,256
3,900	Yum! Brands, Inc.	284,115
		9,836,971
	Household Durables - 1.4%
8,200	D.R. Horton, Inc.	207,378
1,600	GoPro, Inc., Class A*	101,152
6,300	Jarden Corporation*	301,644
900	La-Z-Boy, Inc.	24,156
11,300	Leggett & Platt, Inc.	481,493
700	Lennar Corporation, Class A	31,367
600	Mohawk Industries, Inc.*	93,216
1,600	Newell Rubbermaid, Inc.	60,944
3,600	PulteGroup, Inc.	77,256
900	The Ryland Group, Inc.	34,704
800	Sony Corporation - SP-ADR	16,376
600	Tempur Sealy International, Inc.*	32,946
2,200	Toll Brothers, Inc.*	75,394
600	Tupperware Brands Corporation	37,800
2,600	Whirlpool Corporation	503,724
		2,079,550
	Household Products - 1.5%
4,700	Church & Dwight Company, Inc.	370,407
3,600	The Clorox Company	375,156
5,500	Colgate-Palmolive Company	380,545
1,100	Energizer Holdings, Inc.	141,416
2,500	Kimberly-Clark Corporation	288,850
6,900	The Procter & Gamble Company	628,521
600	WD-40 Company	51,048
		2,235,943
	Industrial Conglomerates - 0.8%
5,600	3M Company	920,192
2,700	Danaher Corporation	231,417
900	General Electric Company	22,743
		1,174,352
	Insurance - 2.3%
3,300	ACE, Ltd.	379,104
800	Aflac, Inc.	48,872
7,600	The Allstate Corporation	533,900
3,000	American International Group, Inc.	168,030
1,100	China Life Insurance Company, Ltd. - ADR	64,581
800	The Chubb Corporation	82,776
1,400	eHealth, Inc.*	34,888
2,700	FBL Financial Group, Inc., Class A	156,681
2,400	The Hartford Financial Services Group, Inc.	100,056
6,600	Lincoln National Corporation	380,622
7,100	Marsh & McLennan Companies, Inc.	406,404
2,500	MetLife, Inc.	135,225
3,600	Prudential Financial, Inc.	325,656
400	Reinsurance Group of America, Inc.	35,048
4,900	The Travelers Companies, Inc.	518,665
1,900	Unum Group	66,272
		3,436,780
	Internet & Catalog Retail - 4.1%
7,000	Amazon.com, Inc.*	2,172,450
1,600	Ctrip.com International, Ltd. - ADR*	72,800
4,900	Expedia, Inc.	418,264
14,000	Groupon, Inc.*	115,640
2,100	HSN, Inc.	159,600
2,900	JD.com, Inc. - ADR*	67,106
600	Lands’ End, Inc.*	32,376
6,000	Liberty Interactive Corporation, Class A*	176,520
1,653	Liberty Ventures, Series A*	62,351
4,500	Netflix, Inc.*	1,537,245
600	The Priceline Group, Inc.*	684,126
6,500	TripAdvisor, Inc.*	485,290
4,400	Vipshop Holdings, Ltd. - ADS*	85,976
		6,069,744
	Internet Software & Services - 6.8%
2,900	Akamai Technologies, Inc.*	182,584
10,200	Alibaba Group Holding, Ltd. - SP-ADR*	1,060,188
6,500	Baidu, Inc. - SP-ADR*	1,481,805
2,400	Bitauto Holdings, Ltd. - ADR*	168,984
1,900	China Finance Online Company, Ltd. - ADR*^	10,108
1,300	Cimpress N.V.*	97,292
5,800	eBay, Inc.*	325,496
1,807	Equinix, Inc.*	409,701
8,700	Facebook, Inc., Class A*	678,774
2,100	Google, Inc., Class A*	1,114,386
2,900	Google, Inc., Class C*	1,526,560
1,700	IAC/InterActiveCorp	103,343
1,700	LinkedIn Corporation, Class A*	390,507
800	MercadoLibre, Inc.	102,136
400	NetEase, Inc. - ADR	39,656
700	Pandora Media, Inc.*	12,481
1,400	Rackspace Hosting, Inc.*	65,534
1,000	SINA Corporation*	37,410
900	Sohu.com, Inc.*	47,862
1,000	Stamps.com, Inc.*	47,990
4,900	VeriSign, Inc.*	279,300
1,500	WebMD Health Corporation*	59,325
9,900	Yahoo!, Inc.*	500,049
2,000	Yandex N.V., Class A*	35,920
7,200	Yelp, Inc.*	394,056
8,300	Zillow, Inc., Class A*	878,887
		10,050,334
	IT Services - 3.4%
3,600	Automatic Data Processing, Inc.	300,132
3,600	Broadridge Financial Solutions, Inc.	166,248
2,500	Cognizant Technology Solutions Corporation, Class A*	131,650
2,800	DST Systems, Inc.	263,620
4,000	Fidelity National Information Services, Inc.	248,800
8,700	Fiserv, Inc.*	617,439
6,100	Gartner, Inc.*	513,681
1,200	Genpact, Ltd.*	22,716
3,200	Infosys, Ltd. - SP-ADR	100,672
300	International Business Machines Corporation	48,132
1,300	Jack Henry & Associates, Inc.	80,782
10,800	MasterCard, Inc., Class A	930,528
4,200	Paychex, Inc.	193,914
800	Sykes Enterprises, Inc.*	18,776
900	Vantiv, Inc., Class A*	30,528
4,000	VeriFone Systems, Inc.*	148,800
4,400	Visa, Inc., Class A	1,153,680
1,600	The Western Union Company	28,656
		4,998,754
	Leisure Products - 0.2%
1,600	Hasbro, Inc.	87,984
1,100	Polaris Industries, Inc.	166,364
		254,348
	Life Sciences Tools & Services - 0.5%
2,500	Affymetrix, Inc.*	24,675
500	Agilent Technologies, Inc.	20,470
800	Illumina, Inc.*	147,664
1,000	Mettler-Toledo International, Inc.*	302,460
1,000	PAREXEL International Corporation*	55,560
400	Thermo Fisher Scientific, Inc.	50,116
700	Waters Corporation*	78,904
		679,849
	Machinery - 1.5%
900	Caterpillar, Inc.	82,377
700	Cummins, Inc.	100,919
6,500	IDEX Corporation	505,960
1,600	Illinois Tool Works, Inc.	151,520
2,700	Ingersoll-Rand plc	171,153
1,500	The Manitowoc Company, Inc.	33,150
2,300	PACCAR, Inc.	156,423
3,200	Pall Corporation	323,872
1,100	Parker Hannifin Corporation	141,845
2,900	Snap-On, Inc.	396,546
400	Stanley Black & Decker, Inc.	38,432
800	Wabtec Corporation	69,512
		2,171,709
	Media - 2.4%
3,400	Comcast Corporation, Class A	197,234
2,500	DIRECTV*	216,750
700	Discovery Communications, Inc., Class A*	24,115
3,500	Discovery Communications, Inc., Class C*	118,020
1,100	DISH Network Corporation, Class A*	80,179
1,200	IMAX Corporation*	37,080
1,900	The Interpublic Group of Companies, Inc.	39,463
1,316	Liberty Global plc, Class A*	66,070
2,786	Liberty Global plc, Series C*	134,591
600	Lions Gate Entertainment Corporation	19,212
1,000	Live Nation Entertainment, Inc.*	26,110
500	The Madison Square Garden Company, Class A*	37,630
600	Morningstar, Inc.	38,826
2,600	Omnicom Group, Inc.	201,422
26,300	Sirius XM Holdings, Inc.*	92,050
4,400	Starz, Class A*	130,680
1,100	Time Warner Cable, Inc.	167,266
2,100	Time Warner, Inc.	179,382
2,200	Twenty-First Century Fox, Inc., Class A	84,491
1,900	Twenty-First Century Fox, Inc., Class B	70,091
4,300	Viacom, Inc., Class B	323,575
12,800	The Walt Disney Company	1,205,632
		3,489,869
	Metals & Mining - 0.3%
2,500	Aluminum Corporation of China, Ltd. - ADR*	28,800
7,100	AngloGold Ashanti, Ltd. - SP-ADR*	61,770
5,000	Cliffs Natural Resources, Inc.	35,700
3,000	Freeport-McMoRan, Inc.	70,080
900	Goldcorp, Inc.	16,668
2,400	IAMGOLD Corporation*	6,480
7,300	Kinross Gold Corporation*	20,586
4,100	New Gold, Inc.*	17,630
5,700	Pan American Silver Corporation	52,440
2,400	Silver Standard Resources, Inc.*	12,012
3,700	Silver Wheaton Corporation	75,221
2,900	Vale SA - SP-ADR	23,722
3,800	Walter Energy, Inc.	5,244
8,600	Yamana Gold, Inc.	34,572
		460,925
	Multiline Retail - 1.6%
800	Dillard’s, Inc., Class A	100,144
4,100	Dollar General Corporation*	289,870
4,600	Dollar Tree, Inc.*	323,748
600	Kohl’s Corporation	36,624
9,200	Macy’s, Inc.	604,900
8,700	Nordstrom, Inc.	690,693
3,600	Target Corporation	273,276
		2,319,255
	Multi-Utilities - 0.1%
500	Dominion Resources, Inc.	38,450
2,100	SCANA Corporation	126,840
700	Wisconsin Energy Corporation	36,918
		202,208
	Oil, Gas & Consumable Fuels - 0.1%
300	Cimarex Energy Company	31,800
800	Enbridge, Inc.	41,128
400	Occidental Petroleum Corporation	32,244
		105,172
	Paper & Forest Products - 0.1%
3,500	International Paper Company	187,530

	Personal Products - 0.0%
3,000	Coty, Inc., Class A	61,980
400	Nu Skin Enterprises, Inc., Class A	17,480
		79,460
	Pharmaceuticals - 3.3%
5,200	AbbVie, Inc.	340,288
500	Allergan, Inc.	106,295
1,500	Avanir Pharmaceuticals, Inc.*	25,425
5,000	Bristol-Myers Squibb Company	295,150
3,200	Dr. Reddy’s Laboratories, Ltd. - ADR	161,440
6,100	Eli Lilly and Company	420,839
2,800	Jazz Pharmaceuticals plc*	458,444
4,200	Johnson & Johnson	439,194
3,500	Mallinckrodt plc*	346,605
8,900	Merck & Company, Inc.	505,431
700	Novartis AG - SP-ADR	64,862
900	Perrigo Company plc	150,444
12,800	Pfizer, Inc.	398,720
1,900	Salix Pharmaceuticals, Ltd.*	218,386
2,700	Shire plc- ADR	573,858
3,300	Teva Pharmaceutical Industries, Ltd. - SP-ADR	189,783
700	Valeant Pharmaceuticals International, Inc.*	100,177
		4,795,341
	Professional Services - 0.4%
1,700	51job, Inc. - ADR*	60,945
500	Equifax, Inc.	40,435
800	Nielsen N.V.	35,784
2,100	On Assignment, Inc.*	69,699
6,300	Robert Half International, Inc.	367,794
800	Towers Watson & Company, Class A	90,536
		665,193
	Real Estate Management & Development - 0.1%
700	Jones Lang LaSalle, Inc.	104,951

	Road & Rail - 1.4%
2,300	Avis Budget Group, Inc.*	152,559
600	Canadian National Railway Company	41,346
300	Canadian Pacific Railway, Ltd.	57,807
7,000	CSX Corporation	253,610
4,300	Hertz Global Holdings, Inc.*	107,242
1,100	Kansas City Southern	134,233
1,100	Landstar System, Inc.	79,783
2,500	Norfolk Southern Corporation	274,025
4,100	Old Dominion Freight Line, Inc.*	318,324
700	Saia, Inc.*	38,752
800	Swift Transportation Company*	22,904
5,100	Union Pacific Corporation	607,563
		2,088,148
	Semiconductors & Semiconductor Equipment - 4.3%
4,900	Altera Corporation	181,006
4,900	Ambarella, Inc.*	248,528
9,500	Applied Materials, Inc.	236,740
800	ARM Holdings plc - SP-ADR	37,040
1,600	ASML Holding N.V. - NYS	172,528
9,100	Atmel Corporation*	76,394
1,500	Avago Technologies, Ltd.	150,885
8,900	Broadcom Corporation, Class A	385,637
3,900	Cavium, Inc.*	241,098
4,900	Cypress Semiconductor Corporation	69,972
6,700	First Solar, Inc.*	298,787
7,900	Integrated Device Technology, Inc.*	154,840
4,200	Intel Corporation	152,418
8,800	JA Solar Holdings Company, Ltd. - ADR*	72,028
4,600	KLA-Tencor Corporation	323,472
3,800	Lam Research Corporation	301,492
800	Linear Technology Corporation	36,480
2,600	Micrel, Inc.	37,726
8,500	Micron Technology, Inc.*	297,585
800	NVIDIA Corporation	16,040
3,800	NXP Semiconductors N.V.*	290,320
10,800	ON Semiconductor Corporation*	109,404
2,600	PMC-Sierra, Inc.*	23,816
32,500	RF Micro Devices, Inc.*	539,175
10,300	Skyworks Solutions, Inc.	748,913
3,100	SunPower Corporation*	80,073
2,400	Synaptics, Inc.*	165,216
1,600	Teradyne, Inc.	31,664
2,400	Texas Instruments, Inc.	128,316
19,800	TriQuint Semiconductor, Inc.*	545,490
2,200	Xilinx, Inc.	95,238
4,400	Yingli Green Energy Holding Company, Ltd. - ADR*	10,340
		6,258,661
	Software - 3.2%
1,600	Adobe Systems, Inc.*	116,320
5,600	Autodesk, Inc.*	336,336
3,900	Cadence Design Systems, Inc.*	73,983
5,100	Check Point Software Technologies, Ltd.*	400,707
1,700	Citrix Systems, Inc.*	108,460
600	CommVault Systems, Inc.*	31,014
6,700	Electronic Arts, Inc.*	315,000
2,900	FactSet Research Systems, Inc.	408,175
500	Fair Isaac Corporation	36,150
1,900	FireEye, Inc.*	60,002
6,800	Fortinet, Inc.*	208,488
800	Informatica Corporation*	30,508
3,600	Intuit, Inc.	331,884
8,700	Microsoft Corporation	404,115
1,200	NetSuite, Inc.*	131,004
600	Open Text Corporation	34,956
3,000	Oracle Corporation	134,910
1,600	Qlik Technologies, Inc.*	49,424
1,100	Red Hat, Inc.*	76,054
3,800	Salesforce.com, Inc.*	225,378
2,200	SAP SE - SP-ADR	153,230
700	Solarwinds, Inc.*	34,881
6,200	Symantec Corporation	159,061
1,100	Synchronoss Technologies, Inc.*	46,046
4,500	Synopsys, Inc.*	195,615
3,900	Take-Two Interactive Software, Inc.*	109,317
1,500	The Ultimate Software Group, Inc.*	220,223
6,400	VASCO Data Security International, Inc.*	180,544
2,400	Verint Systems, Inc.*	139,872
3,200	Zynga, Inc., Class A*	8,512
		4,760,169
	Specialty Retail - 6.2%
2,900	Advance Auto Parts, Inc.	461,912
500	Asbury Automotive Group, Inc.*	37,960
2,300	AutoNation, Inc.*	138,943
1,000	AutoZone, Inc.*	619,110
1,200	Barnes & Noble, Inc.*	27,864
4,100	Bed Bath & Beyond, Inc.*	312,297
9,300	Best Buy Company, Inc.	362,514
36,000	Borders Group, Inc.* (b)	–
6,600	CarMax, Inc.*	439,428
600	The Children’s Place Retail Stores, Inc.	34,200
900	CST Brands, Inc.	39,249
700	Dick’s Sporting Goods, Inc.	34,755
800	Foot Locker, Inc.	44,944
3,700	The Gap, Inc.	155,807
900	Group 1 Automotive, Inc.	80,658
7,600	The Home Depot, Inc.	797,772
7,400	L Brands, Inc.	640,470
1,300	Lithia Motors, Inc., Class A	112,697
18,100	Lowe’s Companies, Inc.	1,245,280
4,200	Lumber Liquidators Holdings, Inc.*	278,502
600	The Michaels Companies, Inc.*	14,838
13,800	Office Depot, Inc.*	118,335
1,900	O’Reilly Automotive, Inc.*	365,978
1,500	Outerwall, Inc.*	112,830
3,900	The Pep Boys-Manny, Moe & Jack*	38,298
2,400	PetSmart, Inc.	195,108
6,200	Pier 1 Imports, Inc.	95,480
2,200	Rent-A-Center, Inc.	79,904
400	Restoration Hardware Holdings, Inc.*	38,404
8,000	Ross Stores, Inc.	754,080
700	Sally Beauty Holdings, Inc.*	21,518
2,300	Select Comfort Corporation*	62,169
1,100	Signet Jewelers, Ltd.	144,727
1,400	Sonic Automotive, Inc., Class A	37,856
1,400	Staples, Inc.	25,368
1,200	Tiffany & Company	128,232
8,200	The TJX Companies, Inc.	562,356
2,900	Tractor Supply Company	228,578
700	Ulta Salon, Cosmetics & Fragrance, Inc.*	89,488
1,700	Williams-Sonoma, Inc.	128,656
2,300	Zumiez, Inc.*	88,849
		9,195,414
	Technology Hardware, Storage & Peripherals - 3.1%
32,800	Apple, Inc.	3,620,464
800	Avid Technology, Inc.*	11,368
2,700	EMC Corporation	80,298
5,600	Hewlett-Packard Company	224,728
700	Lexmark International, Inc., Class A	28,889
2,200	NetApp, Inc.	91,190
3,500	Seagate Technology plc	232,750
3,100	Western Digital Corporation	343,170
		4,632,857
	Telecommunication Services - Diversifed - 0.1%
1,200	8x8, Inc.*	10,992
700	BCE, Inc.	32,102
700	IDT Corporation, Class B	14,217
1,260	Level 3 Communications, Inc.*	62,219
		119,530
	Textiles, Apparel & Luxury Goods - 2.1%
800	Coach, Inc.	30,048
800	Deckers Outdoor Corporation*	72,832
400	Fossil Group, Inc.*	44,296
1,300	G-III Apparel Group, Ltd.*	131,313
500	Gildan Activewear, Inc.	28,275
6,700	Hanesbrands, Inc.	747,854
1,200	Kate Spade & Company*	38,412
2,300	lululemon athletica, Inc.*	128,317
6,700	NIKE, Inc., Class B	644,205
700	PVH Corporation	89,719
1,100	Ralph Lauren Corporation	203,676
4,700	Under Armour, Inc., Class A*	319,130
8,400	VF Corporation	629,160
		3,107,237
	Trading Companies & Distributors - 0.2%
2,300	Fastenal Company	109,388
600	W.W. Grainger, Inc.	152,934
		262,322
	Water Utilities - 0.2%
4,200	American Water Works Company, Inc.	223,860
900	Aqua America, Inc.	24,030
		247,890
	TOTAL COMMON STOCKS (cost $113,009,894)	144,493,452

PUBLICLY TRADED PARTNERSHIPS - 0.0%(a)
	Capital Markets - 0.0%
1,400	Fortress Investment Group LLC, Class A	11,228
	TOTAL PUBLICLY TRADED PARTNERSHIPS (cost $11,264)	11,228

REITS - 0.6%(a)
	Real Estate Investment Trusts - 0.6%
2,700	Boston Properties, Inc.	347,463
2,500	Extra Space Storage, Inc.	146,600
1,200	Host Hotels & Resorts, Inc.	28,524
2,900	Iron Mountain, Inc.	112,114
900	The Macerich Company	75,069
900	OMEGA Healthcare Investors, Inc.	35,163
300	Public Storage	55,455
1,300	Regency Centers Corporation	82,914
200	Simon Property Group, Inc.	36,422
	TOTAL REITS (cost $918,692)	919,724

WARRANTS - 0.1%(a)
3150	American International Group, Inc., Expiration Date - 01/19/21, Exercise Price - $45.00*	77,553
	TOTAL WARRANTS (cost $47,259)	77,553
	TOTAL LONG-TERM INVESTMENTS - 98.9%
	(cost $113,987,109)	145,501,957
	Cash and receivables, less liabilities - 1.1%(a)	1,569,380
	TOTAL NET ASSETS - 100.0%	$147,071,337

*	Non-income producing security.
^	Passive Foreign Investment Company (PFIC)
(a)	Percentages for the various classifications relate to net assets.
(b)
This security was fair valued as determined by the adviser using procedures approved by the Board of Directors and is classified as level 3.  As of December 31, 2014, the value of this security was $0 which represents 0.0% of total net assets.

ADR -	Unsponsored American Depositary Receipt
ADS -	American Depositary Share
AG -	German Corporation
L.P. -	Limited Partnership
N.V. -	Dutch Public Limited Liability Co.
NYS -	New York Registered Shares
plc -	Public Limited Company
SP-ADR -	Sponsored American Depositary Receipt

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2014, was as follows+:

Cost of investments	$115,919,573

Gross unrealized appreciation	$32,552,016
Gross unrealized depreciation	(2,969,632)
Net unrealized appreciation	$29,582,384

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements in the Fund's most recent annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2014, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Level 1 –	Common Stocks	$144,493,452
	Publicly Traded Partnerships	11,228
	REITS	919,724
	Warrants	77,553
	Total Level 1	145,501,957

Level 2 –		---
Level 3 –	Common Stocks	---	(a)
Total		$145,501,957	^

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended December 31, 2014.

The following is a reconciliation of Level 3 assets for which significant observable inputs were used to determine fair value.

Description	Investments
Balance as of September 30, 2014	$	---	(a)
Change in unrealized (depreciation)		---
Balance as of December 31, 2014	$	---	(a)

Significant unobservable valuation inputs developed by the Board of Directors for material Level 3 investments as of December 31, 2014, are as follows:

	Fair Value at		Unobservable
Description	December 31, 2014	Valuation Technique	Input	Range
		Security valued	Company filed
Common Stock	- (a)	at zero	bankruptcy	0.00-0.00

(a)  Value is less than $0.50.

^Please refer to the Schedule of Investments to view common stocks and publicly traded partnerships segregated by industry type.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/ChiefFinancial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   Reynolds Funds, Inc.

     By (Signature and Title)     /s/Frederick L. Reynolds
Frederick L. Reynolds, President

     Date    02/26/15

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/Frederick L. Reynolds
Frederick L. Reynolds, President

     Date    02/26/15

     By (Signature and Title)     /s/Frederick L. Reynolds
Frederick L. Reynolds, Treasurer

     Date    02/26/15